Note 8 - Liability for Equity-linked Financial Instruments (Details Textual) - USD ($)	9 Months Ended	12 Months Ended			72 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2014	Dec. 31, 2010
Decrease in Equity Caused by Adoption of ASC 815 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				$ 479,910
Decrease in Additional Paid in Capital Caused by Adoption of ASC 815 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				486,564
Increase in Retained Earnings Caused by Adoption of ASC 815 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				6,654
Increase in Liabilities Caused by Adoption of ASC 815 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				$ 479,910
Derivative Liability			$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				2 years 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				63.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 862.50
Share Price	$ 4.125			$ 656.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.37%
Share Price Reduction				$ 937.50		$ 412.50